Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of carrying amounts of right-to-use assets
Office Lease
USD thousands
Balance as at January 1, 2022	619
Depreciation on right-to-use assets	(152)
Balance as at December 31, 2022	467

Balance as at January 1, 2021	790
Depreciation on right-to-use assets	(171)
Balance as at December 31, 2021	619

Schedule of maturity analysis of the company's lease liabilities
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Less than one year	204	219
One to two years	388	658

Total	592	877

Current maturities of lease liability	194	199

Long-term lease liability	321	550

Schedule of amounts recognized in profit or loss
	2022	2021
	USD thousands	USD thousands
Interest expenses on lease liability	49	65